COMMON STOCK AND WARRANTS (Details Narrative) - $ / shares	1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Oct. 31, 2015	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Dec. 31, 2020	Dec. 31, 2016	Jun. 30, 2014
Class of Stock [Line Items]
Common stock, Par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized				250,000,000	250,000,000	250,000,000
Preferred stock, shares authorized				10,000,000	10,000,000
Common stock, Shares issued				74,582,992	74,283,026	72,335,952
Common stock, Shares outstanding				74,582,992	74,283,026	72,335,952
Purchase of warrants									325,203
Warrants outstanding					21,145,000
Share price				$ 0.69	$ 1.31		$ 9.75
Post-Combination warrants, description					The Company, at its option, may redeem all, but not less than all, of the Post-Combination $12.50 Warrants, at the price of $0.01 per Post-Combination $12.50 Warrant if the last sales price of the Common Stock reported has been at least $12.50 per share, subject to adjustment per the terms of the Post-Combination $12.50 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $12.50 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given. The Company may, at its option, redeem all, but not less than all, of the Post-Combination $15.00 Warrants, at the price of $0.01 per Post-Combination $15.00 Warrant if the last sales price of the Common Stock reported has been at least $15.00 per share, subject to adjustment per the terms of the Post-Combination $15.00 Warrant, on each of 20 trading days within the 30 trading day period commencing once the Post-Combination $15.00 Warrants become exercisable and ending on the third trading day prior to the date on which notice of redemption is given.
Preferred stock, Shares issued				0
Preferred stock, Shares outstanding				0
Common Stock [Member]
Class of Stock [Line Items]
Warrants outstanding				12,045,000	12,045,000
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				11,500,000	11,500,000
Warrants sold				11,500,000	11,500,000
Share price				$ 11.50	$ 11.50
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				545,000	545,000
Warrants sold				545,000	545,000
Post Combination Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding				9,000,000
Series D 1 Warrants [Member]
Class of Stock [Line Items]
Remaining warrants								162,601
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Purchase of warrants			487,805
Exercise price			$ 61.50
Airspan [Member]
Class of Stock [Line Items]
Purchase of warrants	406	6,097								203,252
Exercise price	$ 61.50	$ 61.50	$ 61.50							$ 61.50
Warrant term	5 years	5 years
Warrant issued	406	6,097	487,805